Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Mar. 14, 2022 USD ($)	Jun. 01, 2021	Jan. 22, 2021 $ / shares	Jan. 13, 2021 USD ($) $ / shares shares	Jan. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	May 19, 2021 shares	Jan. 01, 2019 USD ($)
Statements [Line Items]
Par value per share | $ / shares						$ 0.0001
Retained earnings | $						$ 87,948	$ 62,001			$ 714
Issued capital | $						$ 15	$ 1
Number of shares authorised | shares						1,000,000,000
Number of shares issued | shares						92,945,430	117,000,000
Number of shares outstanding | shares									289,183
Transaction Costs | $						$ 8,550	$ (129)	$ (67)
Cash Trasaction Costs | $						4,300
Non Cash Expenses | $						$ 1,100
Dividends Paid | $							$ 64,481	$ 46,886
Ownership interest		100.00%
Proceeds from issuance of common shares | $	$ 230,000,000
Number of shares convertible into another class for each share of the former class						1
Percentage of relevant collateral shares used as a basis						50.00%
Share Based Incentive Plan [Member]
Statements [Line Items]
Number of shares issued | shares									410,115
Number of shares outstanding | shares						78,869			410,115
Expense from share-based payment transactions with employees | $						$ 764
Date of grant of share-based payment arrangement						January 22, 2021
Weighted average fair value of PSU | $ / shares			$ 15.95
Bottom of range [member]
Statements [Line Items]
Lock in period of shares issued pursuant to initial public offer						180 days
Lock in period of shares held by the existing shareholders						180 days
Lock in period of common shares						5 years
Blackstone [Member]
Statements [Line Items]
Dividends Paid | $					$ 2,159
Patria Holdings Ltd And Blackstone [Member] | Top of range [member]
Statements [Line Items]
Dividends Paid | $					23,259
Patria Holdings Ltd [Member]
Statements [Line Items]
Dividends Paid | $					$ 21,100
Patria Holdings Ltd [Member] | Shares Benefically Held By Certain Key Management [Member]
Statements [Line Items]
Year upto which the common stock shares may be held						2024
Patria Investimentos Ltd [Member]
Statements [Line Items]
Issued capital | $						$ 100,000
Number of shares issued | shares						147,192,930
Number of shares outstanding | shares						147,192,930
Class A Common Share [Member]
Statements [Line Items]
Number of shares authorised | shares						500,000,000
Transaction Costs | $						$ 27,000
Common stock, voting rights						one
Class A Common Share [Member] | IPO [Member]
Statements [Line Items]
Stock issued during period, shares, new issues | shares						19,147,500
Class A Common Share [Member] | IPO [Member] | Blackstone [Member]
Statements [Line Items]
Number of shares outstanding | shares						54,247,500
Class B Common Share [Member]
Statements [Line Items]
Number of shares authorised | shares						250,000,000
Common stock, voting rights						10
Class B Common Share [Member] | Moneda [Member]
Statements [Line Items]
Stock issued during period, shares, new issues | shares						11,045,430
Class B Common Share [Member] | Top of range [member]
Statements [Line Items]
Percentage of shares issued and outstanding						10.00%
Class B Common Share [Member] | IPO [Member] | Patria Holdings Ltd. And Monedas Former Partners [Member]
Statements [Line Items]
Number of shares outstanding | shares						92,945,430
Common Shares or Shares with Preferred Rights [Member]
Statements [Line Items]
Number of shares authorised | shares						250,000,000
Common Class A [Member]
Statements [Line Items]
Proceeds from issuance of common shares | $						$ 302,700
Common Class A [Member] | Share Based Incentive Plan [Member]
Statements [Line Items]
Number of shares outstanding | shares						210,314
Common Class B [Member]
Statements [Line Items]
Proceeds from issuance of common shares | $						$ 184,800
Nonadjusting events reporting period [Member] | Ordinary Shares [Member]
Statements [Line Items]
Stock issued during period, shares, new issues | shares				1,000,000		117,000,000
Par value per share | $ / shares				$ 0.001
Stock issued during period value new issues | $				$ 1